UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------

                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


            1061 Cliff Dawson Road, Watkinsville, Georgia 30677-1976
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2006
                                             -----------------

Item 1.  REPORTS TO STOCKHOLDERS.


Semi-Annual Report 2006









                                       Tactical Preservation Portfolio Trust
                                                     Managed Portfolio Trust
                                              Core Advantage Portfolio Trust
                                                           November 30, 2006
                                                                 (Unaudited)






         PMFM INC.
    Personal Mutual Fund Management












This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Investments in the PMFM Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: market risk, management style risks, "Fund of Funds" structure limitations and expenses risks, sector risks, fixed income risks, tracking risks, ETF net asset value and market price risks, foreign securities risk, portfolio turnover risks, small capitalization companies risk and non-diversified fund risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-ETF-PMFM (1-866-383-7636). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the aforementioned Funds were achieved at some or all points during the six month period by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2007.


For More Information on Your Personal Mutual Fund Management
                                  (PMFM) Mutual Funds:

     See Our Web site @ www.pmfmfunds.com
              or
     Call Our Shareholder Services Group Toll-Free at 1-866-ETF-PMFM,
                                                (1-866-383-7636)

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on each Funds' actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Portfolio Trust
Investor Class Shares                              Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,073.50                      $12.99
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)         $1,000.00                     $1,012.53                      $12.61
------------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Portfolio Trust
Class A Shares                                     Beginning Account              Ending Account                Expenses Paid
Expense Example                                 Value September 15, 2006      Value November 30, 2006           During Period**
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,051.10                      $5.41
------------------------------------------------------------------------------------------------------------------------------------
                                                   Beginning Account              Ending Account                Expenses Paid
                                                   Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)         $1,000.00                     $1,012.53                      $12.61
------------------------------------------------------------------------------------------------------------------------------------
*  Expenses  are equal to the Fund's  annualized  expense  ratio of 2.50% for the Class A  Shares multiplied by the average account value  over  the  period, multiplied  by 183/365 (to reflect the one-half  year  period).
** Expenses are equal to the  Fund's  annualized  expense  ratio of 2.50% for the Class A Shares multiplied by the average account value over the period, multiplied by 77/365 (to reflect the number of days in the initial one half year period).
------------------------------------------------------------------------------------------------------------------------------------
Managed Portfolio Trust
Investor Class Shares                              Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,060.90                      $10.07
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)         $1,000.00                     $1,015.29                      $9.85
------------------------------------------------------------------------------------------------------------------------------------
Managed Portfolio Trust
Class A Shares                                     Beginning Account              Ending Account                Expenses Paid
Expense Example                                 Value September 15, 2006      Value November 30, 2006           During Period**
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,054.90                      $4.23
------------------------------------------------------------------------------------------------------------------------------------
                                                   Beginning Account              Ending Account                Expenses Paid
                                                   Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before                   $1,000.00                     $1,015.29                      $9.85
expenses)
------------------------------------------------------------------------------------------------------------------------------------
*  Expenses  are equal to the Fund's  annualized  expense  ratio of 1.95% for the Class A  Shares multiplied by the average account value  over  the  period, multiplied  by 183/365 (to reflect the one-half  year  period).
** Expenses are equal to the  Fund's  annualized  expense  ratio of 1.95% for the Class A Shares multiplied by the average account value over the period,  multiplied by 77/365 (to reflect the number of days in the initial one half year period).
------------------------------------------------------------------------------------------------------------------------------------
Core Advantage Portfolio Trust
Investor Class Shares                              Beginning Account              Ending Account                Expenses Paid
Expense Example                                    Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,078.40                      $13.03
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)         $1,000.00                     $1,012.53                      $12.61

------------------------------------------------------------------------------------------------------------------------------------
Core Advantage Portfolio Trust
Class A Shares                                     Beginning Account              Ending Account                Expenses Paid
Expense Example                                 Value September 15, 2006      Value November 30, 2006           During Period**
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,063.60                      $5.44
------------------------------------------------------------------------------------------------------------------------------------
                                                   Beginning Account              Ending Account                Expenses Paid
                                                   Value June 1, 2006         Value November 30, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5%annual return before expenses)         $1,000.00                     $1,012.53                      $12.61
------------------------------------------------------------------------------------------------------------------------------------

*  Expenses  are equal to the Fund's  annualized  expense  ratio of 2.50% for the Class A Shares multiplied by the average account value  over  the  period, multiplied  by 183/365 (to reflect the one-half  year  period).
** Expenses are equal to the  Fund's  annualized  expense  ratio of 2.50% for the Class A Shares multiplied by the average account value over the period,  multiplied by 77/365 (to reflect the number of days in the initial one half year period).

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                        Shares    Market Value
                                                   (Note 1)
---------------------------------------------------------------      ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 94.71%                                       Summary of Investments by Industry
                                                                                                       % of Net        Market
  Consumer Discretionay Select Sector                                Industry                           Assets         Value
                                                                     ------------------------------------------------------------
     SPDR Fund                          27,350     $ 1,030,548       Exchange Traded Funds              94.71%      $ 13,208,267
  iShares Dow Jones Select Dividend                                  Investment Company                  5.31%           740,611
                                                                     ------------------------------------------------------------
     Index Fund                         29,530       2,060,308       Total                             100.02%      $ 13,948,878
  iShares Morningstar Large Core
     Index Fund                         18,690       1,390,723
  iShares Morningstar Large Value
     Index Fund                          8,585         705,258
  iShares NYSE 100 Index Fund            9,495         700,256
  iShares Russell 1000 Value Index
     Fund                               17,378       1,413,179
  SPDR Trust Series 1                   14,770       2,075,628
  Technology Select Sector SPDR
     Fund                               29,326         689,748
  Vanguard European ETF                 30,990       2,104,221
  Vanguard Value ETF                    15,480       1,038,398
                                                  ------------

Total Exchange Traded Funds
  (Cost $12,446,278)                                13,208,267
                                                  ------------

INVESTMENT COMPANY - 5.31%
  Merrimac Cash Series Fund
     (Cost $740,611)                   740,611         740,611
                                                  ------------

Total Investments
  (Cost $13,186,889) - 100.02%                    $ 13,948,878
Liabilities in Excess of Other Assets - (0.02%)         (2,354)
                                                  ------------

Net Assets - 100.00%                              $ 13,946,524
                                                  ============














See Notes to Financial Statements

PMFM Managed Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                        Shares    Market Value
                                                   (Note 1)
---------------------------------------------------------------      ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 95.93%                                       Summary of Investments by Industry
                                                                                                    % of Net        Market
                                                                     Industry                        Assets          Value
  Consumer Discretionary Select Sector                               ----------------------------------------------------------
     SPDR Fund                         154,200     $ 5,810,256       Exchange Traded Funds            95.93%       $56,439,953
  Financial Select Sector SPDR Fund    241,062       8,608,324       Investment Company                3.42%         2,011,387
                                                                     ----------------------------------------------------------
  iShares MSCI Canada Index Fund       113,070       2,920,598       Total                            99.35%       $58,451,340
  iShares MSCI Germany Index Fund      112,010       2,954,824
  iShares S&P 100 Index Fund            88,270       5,767,562
  iShares S&P 500 Value Index Fund      77,235       5,838,966
  iShares Europe 350 Index Fund         56,054       5,826,813
  iShares S&P Global Telecommunications
     Sector Index Fund                   1,000          62,180
  Nasdaq-100 Trust Series 1            160,500       7,068,420
  SPDR Trust Series 1                   61,815       8,686,862
  Techonology Select Sector
     SPDR Fund                         123,093       2,895,148
                                                  ------------

Total Exchange Traded Funds
  (Cost $52,732,472)                                56,439,953
                                                  ------------

INVESTMENT COMPANY - 3.42%
  Merrimac Cash Series Fund
     (Cost $2,011,387)               2,011,387       2,011,387
                                                  ------------

Total Invesments (Cost $54,743,859) - 99.35%      $ 58,451,340
Other Assets less Liabilities - 0.65%                  384,989
                                                  ------------

Net Assets - 100.00%                              $ 58,836,329
                                                  ============

















See Notes to Financial Statements

PMFM Core Advantage Portfolio Trust

Schedule of Investments
(Unaudited)

As of November 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                        Shares    Market Value
                                                   (Note 1)
---------------------------------------------------------------      ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 95.54%                                       Summary of Investments by Industry
                                                                                                       % of Net        Market
  Consumer Discretionary Select Sector                               Industry                            Assets         Value
                                                                     ------------------------------------------------------------
     SPDR Fund                          70,255     $ 2,647,208       Exchange Traded Funds               95.54%       $25,697,831
  DIAMONDS Trust Series I               17,320       2,118,063       Investment Company                   6.04%         1,624,195
                                                                     ------------------------------------------------------------
  Fidelity NASDAQ Composite Intex Tracking                            Total                             101.58%       $27,322,026
     Stock                              13,804       1,320,491
  iShares MSCI EAFE Index
     Fund                               29,318       2,124,089
  iShares Russell 1000 Growth Index
     Fund                               24,040       1,323,883
  iShares Russell 2000 Index
     Fund                               44,048       3,433,982
  Midcap SPDR Trust Series 1            25,161       3,716,783
  PowerShares International Dividend Achievers
     Portfolio                          71,570       1,326,192
  Rydex S&P Equal Weight
     ETF                                28,120       1,328,389
  SPDR Trust Series 1                   28,301       3,977,139
  Technology Select Sector SPDR
     Fund                              101,259       2,381,612
                                                  ------------

Total Exchange Traded Funds
  (Cost $23,349,051)                                25,697,831
                                                  ------------

INVESTMENT COMPANY - 6.04%
  Merrimac Cash Series Fund
  (Cost $1,624,195)                   1,624,195      1,624,195
                                                  ------------

Total Investments (Cost $24,973,246) - 101.58%    $ 27,322,026
Liabilities in Excess of Other Assets- (1.58%)        (426,092)
                                                  ------------

Net Assets - 100.00%                              $ 26,895,934
                                                  ============












See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Assets and Liabilities
(Unaudited)

                                                                           Tactical                                  Core
                                                                         Preservation          Managed            Advantage
As of November 30, 2006                                                      Fund                Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost .............................................   $ 13,186,889       $ 54,743,859       $ 24,973,246
                                                                           ------------       ------------       ------------

      Investments, at value (note 1) ...................................   $ 13,948,878       $ 58,451,340       $ 27,322,026
      Receivables:
          Fund shares sold .............................................            526            469,708            249,331
          Dividends ....................................................          2,555              8,571             11,432
      Prepaid expenses:
          Fund accounting fees .........................................          3,000              3,000              3,000
          Compliance services fees .....................................            651                 58                672
          Other expenses ...............................................         17,138             28,291             28,987
                                                                           ------------       ------------       ------------
      Total Assets .....................................................     13,972,748         58,960,968         27,615,448
                                                                           ------------       ------------       ------------

Liabilities:
      Payables:
          Investment purchased .........................................           --                 --              697,205
          Fund shares repurchased ......................................          5,841             93,024               --
      Accrued expenses .................................................         20,383             31,615             22,309
                                                                           ------------       ------------       ------------
      Total Liabilities ................................................         26,224            124,639            719,514
                                                                           ------------       ------------       ------------

Net Assets .............................................................   $ 13,946,524       $ 58,836,329       $ 26,895,934
                                                                           ============       ============       ============

Net Assets Consist of:
      Capital (par value and paid in surplus) ..........................   $ 12,809,323       $ 53,798,793       $ 26,226,573
      Accumulated net investment income (loss) .........................         36,240            474,951            (41,492)
      Accumulated net realized gain
          (loss) on investments ........................................        338,972            855,104         (1,637,927)
      Unrealized appreciation of investments ...........................        761,989          3,707,481          2,348,780
                                                                           ------------       ------------       ------------
      Total Net Assets .................................................   $ 13,946,524       $ 58,836,329       $ 26,895,934
                                                                           ============       ============       ============

      Investor Shares Outstanding, $0.001 par value
          (unlimited shares authorized) ................................      1,298,154          5,773,238          2,443,831
      Net Assets - Investor Shares .....................................   $ 13,834,426       $ 58,337,862       $ 26,895,913

      Net Asset Value, Maximum Offering Price and Redemption
          Per Investor Class Share .....................................   $      10.66       $      10.10       $      11.01

      Class A Shares Outstanding, $0.001 par value
          (unlimited shares authorized) ................................         10,712             50,030                  2
      Net Assets - Class A Shares ......................................   $    112,098       $    498,467       $         21
      Net Asset Value and Redemption Per Share .........................   $      10.46       $       9.96       $      11.04 (a)

      Maximum Offering Price Per Share
          (Net Assets Value / 0.9425) ..................................   $      11.10       $      10.57       $      11.71

(a) Due to rounding of shares outstanding, the Net Assets divided by shares does not equal the Net Asset Value per share


See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Operations
(Unaudited)

                                                                               Tactical                               Core
                                                                              Preservation          Managed         Advantage
For the six month period ended November 30, 2006                                 Fund                Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends .......................................................       $   205,900        $   820,990        $   193,090
                                                                             -----------        -----------        -----------

     Total Income ....................................................           205,900            820,990            193,090
                                                                             -----------        -----------        -----------

Expenses:
     Advisory fees (note 2) ..........................................            84,711            364,434            117,274
     Administration fees (note 2) ....................................            11,860             49,999             16,418
     Transfer agent fees (note 2) ....................................            13,500             13,500             10,558
     Fund accounting fees (note 2) ...................................            18,678             20,916             16,313
     Custody fees (note 2) ...........................................             2,408              7,635              3,631
     Compliance services fees (note 2) ...............................             3,875              3,875              3,875
     Other accounting fees (note 2) ..................................               140               --                  300
     Distribution and service fees - Investor Shares (note 3) ........            16,800             72,195             23,515
     Distribution and service fees - Class A Shares (note 3) .........                58              1,929               --
     Registration and filing administration fees (note 2) ............             8,122              8,122              5,535
     Cheif Compliance Officer fees ...................................             3,761              3,761              3,761
     Legal fees ......................................................             7,772              7,772              6,268
     Audit and tax preparation fees ..................................             7,020              8,023              7,020
     Registration and filing expenses ................................            13,338             10,604             15,448
     Shareholder servicing expenses ..................................             1,504              4,263              1,755
     Printing expenses ...............................................               125              1,003                 75
     Trustees' fees and expenses .....................................             3,009              3,009              3,009
     Securities pricing fees .........................................               225                351                364
     Other operating expenses ........................................             7,106             18,049              6,518
                                                                             -----------        -----------        -----------
     Total Expenses ..................................................           204,012            599,440            241,637
                                                                             -----------        -----------        -----------

     Advisory fees waived (note 2) ...................................           (34,352)           (29,131)            (7,055)
                                                                             -----------        -----------        -----------
     Net Expenses ....................................................           169,660            570,309            234,582
                                                                             -----------        -----------        -----------

Net Investment Income (Loss) .........................................            36,240            250,681            (41,492)
                                                                             -----------        -----------        -----------

Net Realized and Unrealized Gain (Loss) on Investments:
     Net realized gain (loss) from investment transactions ...........           152,080           (588,794)           (71,354)
     Change in unrealized appreciation on investments ................           761,989          3,707,481          1,886,697
                                                                             -----------        -----------        -----------

Net Realized and Unrealized Gain on Investments ......................           914,069          3,118,687          1,815,343
                                                                             -----------        -----------        -----------

Net Increase in Net Assets Resulting from Operations .................       $   950,309        $ 3,369,368        $ 1,773,851
                                                                             ===========        ===========        ===========







See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Changes in Net Assets

                                                            Tactical Preservation Fund                   Managed Fund
For the six month period                                  November 30,        May 31,          November 30,          May 31,
or fiscal year ended                                        2006 (a)           2006              2006 (a)             2006
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income (loss) ..................   $      36,240    $     (15,516)     $     250,681      $     224,271
      Net realized gain (loss) from investments .....         152,080          571,885           (588,794)         1,443,890
      Change in unrealized appreciation
        on investments ..............................         761,989             (846)         3,707,481         (1,635,463)
                                                        -------------    -------------      -------------      -------------
Net Increase in Net Assets
      Resulting from Operations .....................         950,309          555,523          3,369,368             32,698
                                                        -------------    -------------      -------------      -------------
Distributions to Shareholders from: (note 5)
      Net Investment income -
        Investor Shares .............................            --               --                 --             (223,521)
        Advisor Shares (note 10) ....................            --               --                 --                 --
        Class A Shares (note 10) ....................            --               --                 --                 --
      Net realized gain from investment transactions-
        Investor Shares .............................            --            (49,899)              --           (4,989,337)
        Advisor Shares (note 10) ....................                           (2,111)                              (85,564)
        Class A Shares (note 10) ....................            --               --                 --                 --
                                                        -------------    -------------      -------------      -------------
Net Decrease in Net Assets from Distributions
      to Shareholders ...............................            --            (52,010)              --           (5,298,422)
                                                        -------------    -------------      -------------      -------------
Capital Share Transactions: (note 6)
      Investor Shares
        Shares sold .................................       1,116,288        2,031,472         10,510,945         19,946,321
        Reinvested dividends and distributions ......            --             49,899               --            5,197,569
        Shares repurchased ..........................      (1,811,103)      (9,476,975)       (16,723,576)       (74,974,738)
      Advisor Shares (note 10)
        Shares sold .................................            --            974,885             14,562            870,457
        Reinvested dividends and distributions ......            --              2,041               --               62,993
        Shares repurchased ..........................        (118,051)      (1,229,461)          (629,802)        (1,321,308)
      Class A Shares (note 10) (b)
        Shares sold .................................         115,127             --              569,104               --
        Reinvested dividends and distributions ......            --               --                 --                 --
        Shares repurchased ..........................          (8,218)            --              (98,460)              --
                                                        -------------    -------------      -------------      -------------
Net Decrease in Net Assets from Capital
      Share Transactions ............................        (705,957)      (7,648,139)        (6,357,227)       (50,218,706)
                                                        -------------    -------------      -------------      -------------
Net Increase (Decrease) in Net Assets ...............         244,352       (7,144,626)        (2,987,859)       (55,484,430)
                                                        -------------    -------------      -------------      -------------
Net Assets:
      Beginning of Period ...........................      13,702,172       20,846,798         61,824,188        117,308,618
                                                        -------------    -------------      -------------      -------------
      End of Period .................................   $  13,946,524    $  13,702,172      $  58,836,329      $  61,824,188
                                                        =============    =============      =============      =============

Accumulated Net Investment Income ...................   $      36,240    $       --         $     474,951      $     224,270

(a)   Unaudited.
(b)   For the period from September 15, 2006 (Date of Initial Public Offering) to November 30, 2006.

See Notes to Financial Statements                                                                                      (Continued)

PMFM Portfolio Trust

Statements of Changes in Net Assets

                                                                                               Core Advantage Fund
For the six month period                                                                 November 30,             May 31,
and fiscal year ended                                                                      2006 (a)                2006
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss ....................................................           $    (41,492)         $    (33,280)
      Net realized (loss) gain from investments ..............................                (71,354)              242,323
      Change in unrealized appreciation of investments .......................              1,886,697               363,887
                                                                                         ------------          ------------
Net Increase in Net Assets Resulting
      from Operations ........................................................              1,773,851               572,930
                                                                                         ------------          ------------
Capital Share Transactions: (note 6)
      Investor Shares
        Shares sold ..........................................................             16,745,329            11,539,947
        Shares repurchased ...................................................             (5,373,243)           (8,748,211)
      Class A Shares (b)
        Shares sold ..........................................................                     20                  --
        Shares repurchased ...................................................                   --                    --
                                                                                         ------------          ------------

Net Increase in Net Assets from Capital Share Transactions ...................             11,372,106             2,791,736
                                                                                         ------------          ------------
Net Increase in Net Assets ...................................................             13,145,957             3,364,666
                                                                                         ------------          ------------
Net Assets:
      Beginning of Period ....................................................             13,749,977            10,385,311
                                                                                         ------------          ------------

      End of Period ..........................................................           $ 26,895,934          $ 13,749,977
                                                                                         ============          ============

Accumulated Net Investment Loss ..............................................           $    (41,492)         $     --


(a) Unaudited.
(b) For the period from September 15, 2006 (Date of Initial Public Offering) to November 30, 2006.

















See Notes to Financial Statements

PMFM Portfolio Trust

Financial Highlights                                                                  Tactical Preservation Fund
                                                                --------------------------------------------------------------------
                                                                               Investor Class Shares                 Class A Shares
For a share outstanding during the                              November 30,    May 31,                                November 30,
six month period and fiscal years ended                       2006 (a)        2006          2005        2004 (c)       2006 (a)(b)
--------------------------------------------------------------------------------------------------------------------  --------------
Net Asset Value, Beginning of Period .....................  $    9.93      $    9.72     $    9.82     $   10.00      $    9.98
                                                            ---------      ---------     ---------     ---------      ---------
Income from Investment Operations:
    Net investment income gain (loss) ....................       0.03          (0.01)        (0.04)        (0.03)          --
    Net realized and unrealized gain
        (loss) on securities .............................       0.70           0.25         (0.06)        (0.15)         0.48
                                                            ---------      ---------     ---------     ---------      ---------
Total from Investment Operations .........................       0.73           0.24         (0.10)        (0.18)         0.48
                                                            ---------      ---------     ---------     ---------      ---------
Less Distributions:
    Distributions (from capital gains) ...................       --            (0.03)          --            --            --
                                                            ---------      ---------     ---------     ---------      ---------
Total Distributions ......................................       --            (0.03)          --            --            --
                                                            ---------      ---------     ---------     ---------      ---------
Net Asset Value, End of Period ...........................  $   10.66      $    9.93     $    9.72     $    9.82      $   10.46
                                                            =========      =========     =========     =========      =========

Total Return (f) .........................................       7.35%          2.47%        (1.02%)       (1.80%)         4.81%(h)

Net Assets, End of Period (in thousands) .................  $  13,834      $  13,587     $  20,494     $  21,643      $     112
Average Net Assets for the Period (in thousands) .........  $  13,403      $  17,042     $  23,809     $  19,166      $     110
Ratio of Gross Expenses to Average Net Assets (g)(i) .....       3.01%(e)       2.74%         2.54%         3.59% (e)      2.99% (e)
Ratio of Net Expenses to Average Net Assets (g)(i) .......       2.50%(e)       2.50%         2.43%         2.46% (e)      2.50% (e)
Ratio of Net Investment Income Gain (Loss) to
    Average Net Assets ...................................       0.54%(e)      (0.08%)       (0.33%)       (1.61%)(e)     (0.18%)(e)
Portfolio Turnover Rate ..................................      88.76%        302.33%       813.64%       400.93%         88.76%

                                                                                          Managed Fund
                                                        ---------------------------------------------------------------------------
                                                                           Investor Class Shares                     Class A Shares
For a share outstanding during the                           November 30,      May 31,                                November 30,
six month period and fiscal years ended                       2006 (a)         2006          2005       2004 (d)       2006 (a)(b)
-----------------------------------------------------------------------------------------------------------------  ----------------
Net Asset Value, Beginning of Period ...................... $    9.51      $   10.18     $   10.12     $   10.00      $    9.47
                                                            ---------      ---------     ---------     ---------      ---------
Income from Investment Operations:
    Net investment income .................................      0.05           0.04          0.04           --              --
    Net realized and unrealized (loss)
        gain on securities ................................      0.54           0.01          0.20          0.15           0.49
                                                            ---------      ---------     ---------     ---------      ---------
Total from Investment Operations ..........................      0.59           0.05          0.24          0.15           0.49
                                                            ---------      ---------     ---------     ---------      ---------
Less Distributions:
    Dividends (from net investment income) ................       --           (0.02)        (0.02)        (0.03)           --
    Distributions (from capital gains) ....................       --           (0.70)        (0.16)          --             --
                                                            ---------      ---------     ---------     ---------      ---------
Total Distributions .......................................       --           (0.72)        (0.18)        (0.03)           --
                                                            ---------      ---------     ---------     ---------      ---------
Net Asset Value, End of Period ............................ $   10.10      $    9.51     $   10.18     $   10.12      $    9.96
                                                            =========      =========     =========     =========      =========

Total Return (f) ..........................................      6.09%          0.51%         2.30%         1.47%          5.17% (h)

Net Assets, End of Period (in thousands) .................. $  58,338      $  61,212     $ 116,229     $ 223,699      $     498
Average Net Assets for the Period (in thousands) .......... $  57,598      $  84,118     $ 193,111     $ 149,975      $     531
Ratio of Gross Expenses to Average Net Assets (g)(i) ......      2.05%(e)       1.94%         1.80%         1.87% (e)      2.17%(e)
Ratio of Net Expenses to Average Net Assets (g)(i) ........      1.95%(e)       1.94%         1.80%         1.85% (e)      1.95%(e)
Ratio of Net Investment Gain (Loss) Income to
    Average Net Assets ....................................      0.86%(e)       0.27%         0.26%        (0.12%)(e)      0.01%(e)
Portfolio Turnover Rate ...................................    212.13%        871.19%       929.50%       421.74%        212.13%

(a)  Unaudited.
(b)  For the period from  September  15, 2006 (Date of Inital  Public  Offering)
     through November 30, 2006.
(c)  For the period  from March 25,  2004  (Date of Initial  Public  Investment)
     through May 31, 2004.
(d)  For the  period  from June 30,  2003 (Date of  Initial  Public  Investment)
     through May 31, 2004.
(e)  Annualized.
(f)  Not annualized.
(g)  The ratios of  expenses  to average  net  assets do not  reflect  the Funds proportionate share of expenses of the underlying  investment  companies in which the Funds invested.
(h)  Total return does not reflect payment of a sales charge.
(i)  The expense  ratios listed  reflect total expenses prior to any waivers and
     reimbursements   (gross   expense   ratio)  and  after  any   waivers   and
     reimbursements (net expense ratio).

See Notes to Financial Statements
                                                                                                                         (Continued)

PMFM Portfolio Trust

Financial Highlights                                                                   Core Advantage Fund
                                                        ---------------------------------------------------------------------------
                                                                              Investor Class Shares                   Class A Shares
For a share outstanding during the                          November 30,      May 31,                                 November 30,
six month period and fiscal years ended                      2006 (a)        2006           2005         2004 (c)     2006 (a)(b)
--------------------------------------------------------------------------------------------------------------------  -------------

Net Asset Value, Beginning of Period ...................    $    10.21     $    9.54     $    9.52     $   10.00      $   10.38
                                                            ----------     ---------     ---------     ---------      ---------
Income from Investment Operations:
    Net investment loss ................................         (0.03)        (0.02)        (0.05)        (0.04)          0.01
    Net realized and unrealized gain
        (loss) on securities ...........................          0.83          0.69          0.07         (0.44)          0.65
                                                            ----------     ---------     ---------     ---------      ---------
Total from Investment Operations .......................          0.80          0.67          0.02         (0.48)          0.66
                                                            ----------     ---------     ---------     ---------      ---------
Net Asset Value, End of Period .........................    $    11.01     $   10.21     $    9.54     $    9.52      $   11.04
                                                            ==========     =========     =========     =========      =========

Total Return (e) .......................................         7.84%          7.02%         0.21%        (4.80%)         6.36% (f)
Net Assets, End of Period (in thousands) ...............    $  26,896      $  13,750     $  10,385     $  33,196      $     --
Average Net Assets for the Period (in thousands) .......    $  23,830      $   9,539     $  22,070     $  38,326      $     --
Ratio of Gross Expenses to Average Net Assets (g)(h) ...         2.61% (d)      3.20%         2.48%         2.44% (d)      0.46% (d)
Ratio of Net Expenses to Average Net Assets (g)(h) .....         2.47% (d)      2.50%         2.35%         2.44% (d)      0.23% (d)
Ratio of Net Investment Loss to
    Average Net Assets .................................        (1.54%)(d)     (0.35%)       (0.23%)       (1.19%)(d)      0.46% (d)
Portfolio Turnover Rate ................................        64.17%        472.91%       912.21%       396.55%         64.17%




(a)  Unaudited.
(b) For the period from September 15, 2006 (Date of Inital Public Offering) through November 30, 2006.
(c) For the period from January 27, 2004 (Date of Initial Public Investment) through May 31, 2004.
(d)  Annualized.
(e)  Not annualized.
(f)  Total return does not reflect payment of a sales charge.
(g) The ratios of expenses to average net assets do not reflect the Funds proportionate share of expenses of the underlying investment companies in which the Funds invested.
(h)  The expense  ratios  listed  reflect  total  expenses  prior to any waivers
     (gross expense ratio) and after any waivers (net expense ratio).

See Notes to Financial Statements











PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    The following accounting policies have
     Accounting Policies                  been  consistently   followed  by  the
                                          Funds  and  are  in  conformity   with
The PMFM Tactical Preservation accounting principles generally Portfolio Trust, The PMFM Managed accepted in the United States of
Portfolio  Trust,  and The  PMFM  Core    America.
Advantage        Portfolio       Trust
(collectively    the    "Funds"    and    Investment Valuation
individually       the       "Tactical    The Funds'  investments  in securities
Preservation Fund", "Managed Fund", are carried at value. Securities and "Core Advantage Fund" listed on an exchange or quoted on a respectively) are series funds. The national market system are valued at
Funds are part of The PMFM Investment the last sales price as of 4:00 p.m. Trust (the "Trust"), which was Eastern Time. Securities traded in the organized as a Delaware Statutory NASDAQ over-the-counter market are Trust and is registered under the generally valued at the NASDAQ
Investment  Company  Act of 1940  (the    Official    Closing    Price.    Other
"1940 Act"), as amended, as an securities traded in the open-ended management investment over-the-counter market and listed company. Each of the Funds in this securities for which no sale was report is classified as a reported on that date are valued at "non-diversified" company as defined the most recent bid price. Securities
in the 1940 Act.                          and  assets  for which  representative
                                          market   quotations  are  not  readily
The   PMFM    Tactical    Preservation    available    or   which    cannot   be
Portfolio Trust, formerly known as the accurately valued using the Funds' PMFM Moderate Portfolio Trust, normal pricing procedures are valued commenced operations on March 25, at fair value as determined in good 2004. The investment objective of the faith under policies approved by the
Fund is to achieve a balance between Trustees. Fair value pricing may be long-term capital appreciation and used, for example, in situations where capital preservation through (i) a portfolio security is so thinly investments in exchange-traded funds traded that there have been no
and  in  cash   or   cash   equivalent    transactions for that security over an
positions.                                extended  period  of  time;  (ii)  the
                                          exchange   on  which   the   portfolio
The  PMFM  Managed   Portfolio  Trust,    security is principally  traded closes
formerly   known   as  the   PMFM  ETF    early;   or  (iii)   trading   of  the
Portfolio Trust, commenced operations portfolio security is halted during on June 30, 2003. The investment the day and does not resume prior to
objective  of  the  Fund  is  to  seek    the    Funds'    net    asset    value
long-term capital appreciation, while calculation. A portfolio security's maintaining a secondary emphasis on "fair value" price may differ from the capital preservation through price next available for that investments in exchange-traded funds portfolio security using the Funds'
and  in  cash   or   cash   equivalent    normal pricing procedures. Instruments
positions.                                with maturities of 60 days or less are
                                          valued  at   amortized   cost,   which
The  PMFM  Core  Advantage   Portfolio    approximates market value.
Trust,    formerly    known   as   The
MurphyMorris   ETF   Fund,   commenced    Investment Transactions and Investment
operations  on January 27,  2004.  The    Income
investment objective of the Fund is to Investment transactions are accounted seek capital appreciation through for as of the date purchased or sold
investments in  exchange-traded  funds    (trade  date).   Dividend   income  is
and  in  cash   or   cash   equivalent    recorded  on  the  ex-dividend   date.
positions.                                Certain    dividends    from   foreign
                                          securities will be recorded as soon as
The   Tactical    Preservation   Fund,    the Trust is informed of the  dividend
Managed Fund, and Core Fund offer two if such information is obtained classes of shares (Class A Shares and subsequent to the ex-dividend date. Investor Shares). Each class of shares Interest income is recorded on the
has  equal  rights as to assets of the    accrual     basis     and     includes
Fund,  and the classes  are  identical    amortization    of    discounts    and
except for  differences in their sales    premiums.   Gains   and   losses   are
charge structures.  Income,  expenses,    determined  on  the  identified   cost
and realized and  unrealized  gains or    basis,  which is the same  basis  used
losses on investments are allocated to    for federal income tax purposes.
each  class of shares  based  upon its
relative net assets. Both classes have    Expenses
equal voting privileges, except where Each Fund bears expenses incurred otherwise required by law or when the specifically on its behalf as well as
Board of Trustees (the "Trustees") a portion of general expenses of the determines that the matter to be voted Trust, which are allocated according on affects only the interests of the to methods reviewed annually by the
shareholders of a particular class.       Trustees.

                                          Dividend Distributions
                                          Each  of the  Funds  may  declare  and
                                          distribute    dividends    from    net
                                          investment  income (if any) at the end
                                          of     each     calendar      quarter.

PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Distributions  from capital  gains (if    The expense limitation percentages, as
any)  are   generally   declared   and    well as the  Advisory  fees waived and
distributed annually.                     expenses  reimbursed  for the  current
                                          six month  period  ended  November 30,
Estimates                                 2006 are included in the table below.
The     preparation    of    financial
statements    in    conformity    with    Compliance Services
accounting principles generally The Nottingham Compliance Services, accepted in the United States of LLC, a fully owned affiliate of The
America requires management to make Nottingham Company, provides services estimates and assumptions that affect which assists the Trust's Chief the amount of assets, liabilities, Compliance Officer in monitoring and expenses and revenues reported in the testing the policies and procedures of financial statements. Actual results the Trust in relation to requirements
could differ from those estimates.        under Rule 38a-1 of the Securities and
                                          Exchange   Commission.   It   receives
Federal Income Taxes                      compensation  for this  service  at an
No  provision   for  income  taxes  is    annual rate of $7,750 for each Fund.
included in the accompanying financial
statements,  as the  Funds  intend  to    Administrator
distribute to shareholders all taxable Each Fund pays a monthly investment income and realized gains administration fee to The Nottingham and otherwise comply with the Company ("the Administrator) based requirements of Subchapter M of the upon the average daily net assets of Internal Revenue Code applicable to the Fund and calculated at the annual
regulated investment companies.           rates  which are  subject to a minimum
                                          of $2,000  per  month  per  fund.  The
2.   Transactions with Affiliates         Administrator  also  receives a fee to
                                          procure and pay the  custodian for the
Advisor                                   Funds,   additional  compensation  for
Each Fund pays a monthly advisory fee fund accounting and recordkeeping to PMFM, Inc. (the "Advisor") based services and for certain costs upon the average daily net assets of involved with the daily valuation of the Fund and calculated at the annual securities and as reimbursement for rates as shown in the schedule out-of-pocket expenses. A breakdown of
provided   below.   The   Advisor  has    fees  paid  to  the  Administrator  is
entered  into  contractual  agreements    provided on the following page.
("Expense Limitation  Agreement") with
the Funds under which it has agreed to    Transfer Agent
waive or reduce its fees and to assume North Carolina Shareholder Services, other expenses of the Funds, if LLC ("Transfer Agent" serves as necessary, in amounts that limit the transfer, dividend paying, and
Funds' total operating expenses shareholder servicing agent for the (exclusive of interest, taxes, Funds. It receives compensation for brokerage fees and commissions, its services based upon a charge of extraordinary expenses, and payments, $15 per shareholder per year, subject if any, under a Rule 12b-1 Plan) to to a minimum fee of $1,750 per month not more than a specified percentage per Fund and $500 per month per Fund
of the  average  daily  net  assets of    for each additional class of shares.
each Fund for the current fiscal year.
                                          Certain  Trustees  and officers of the
                                          Trust   are  also   officers   of  the
                                          Advisor,   the   Distributor   or  the
                                          Administrator.

-----------------------------------------------------------------------------------------------------------------------------------
Advisor Table                                Advisor Fees
                                               Average Net                             Expense Limitation
 Fund                                           Assets                   Rate                   Ratio           Advisor Fees Waived
-----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                     On all assets             1.25%                Class level                  $34,352
                 Investor Class Shares                                                              2.50%
                        Class A Shares                                                              2.50%
-----------------------------------------------------------------------------------------------------------------------------------
Managed Fund                                   On all assets             1.25%                Class level                  $29,131
                 Investor Class Shares                                                              1.95%
                        Class A Shares                                                              1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Core Advantage Fund                            On all assets             1.25%                Class Level                   $7,055
                 Investor Class Shares                                                              2.50%
                        Class A Shares                                                              2.50%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)

PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Fund         Fund
                     Administration Fees (1)              Custody Fees (1)           Accounting    Accounting        Blue Sky
                     Average Net          Annual      Average Net         Annual        Fees      Fees (on all     Administration
                       Assets             Rate           Assets            Rate       (monthly)     assets)         Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
All Funds          First $50 million      0.175%   First $100 million      0.020%     $2,250 (2)      0.01%        $150 per state
                    Next $50 million      0.150%    Over $100 million      0.009%     $  750 (2)
                    Next $50 million      0.125%
                    Next $50 million      0.100%
                   Over $200 million      0.075%
-----------------------------------------------------------------------------------------------------------------------------------
(1)  Each Fund is  subject  to a minimum  monthly  fee of  $2,000,  and $400 for
     Administration fee and Custody fee, respectively.
(2)  These fees are based on the number of classes of shares for each Fund. Each
     Fund pays  $2,250  per month for the  initial  class of shares and $750 per month for each additional class of shares.

3.   Distribution and Service Fees        4.   Purchases and Sales of Investment
                                               Securities
The  Trustees,  including the Trustees
who are not  "interested  persons"  of    For  the  six   month   period   ended
the Trust as  defined  in the 1940 Act    November 30, 2006,  the aggregate cost
adopted  a  distribution  and  service    of purchases  and proceeds  from sales
plan  pursuant  to Rule  12b-1  of the    of  investment  securities  (excluding
1940   Act  (the   "Plan").   The  Act    short-term    securities)    were   as
regulates   the   manner  in  which  a    follows:
regulated   investment   company   may
assume  costs  of   distributing   and    ----------------------------------------------------------
promoting  the sales of its shares and                                                Proceeds from
servicing of its shareholder accounts.                                Purchases of         Sales of
                                          Fund                        Securities         Securities
The Plan  provides  that the  Tactical    ----------------------------------------------------------
Preservation  Fund,  Managed Fund, and    Tactical Preservation     $ 19,347,262        $ 7,053,064
Core  Advantage Fund may incur certain    Fund
costs,  which may not exceed 0.25% per    Managed Fund              $120,845,916        $67,524,651
annum of the average  daily net assets    Core Advantage Fund       $ 27,155,597        $ 9,732,513
of Investor  Class  shares and Class A    ----------------------------------------------------------
shares    for   each   year    elapsed
subsequent to adoption of the Plan for    There  were no  purchases  or sales of
payment to the  Distributor and others    long-term U.S. Government  Obligations
for   items   such   as    advertising    for any of the  funds  during  the six
expenses,       selling      expenses,    month period ended November 30, 2006.
commissions, travel, or other expenses
reasonably intended to result in sales    5.   Federal Income Tax
of Investor  Class  shares and Class A
shares   in  the   Funds  or   support    The tax information shown in the table
servicing of Investor  Class and Class    below represent: (1) tax components of
A    shareholder    accounts.     Such    capital as of May 31, 2006, (2) losses
expenditures  incurred as service fees    or deductions the Funds may be able to
may not exceed  0.25% per annum of the    offset   against   income   and  gains
Funds'  average annual net asset value    realized  in  future  years as May 31,
for each class of shares of each Fund.    2006, (3) unrealized  appreciation  or
For  the  six   month   period   ended    depreciation    of   investments   for
November   30,   2006,   the  Tactical    federal  income  tax  purposes  as  of
Preservation Fund incurred $16,800 and    November 30, 2006,  and (4)  dividends
$58 for the Investor Class and Class A    and distributions  from net investment
shares, respectively, the Managed Fund    income and net realized  capital gains
incurred  $72,195  and  $1,929 for the    as    of    May    31,    2006,    (5)
Investor  Class  and  Class A  shares,    reclassifications     of     permanent
respectively,  the Core Advantage Fund    book/tax  differences  as of  May  31,
incurred   $23,515   and  $0  for  the    2006.
Investor  Class  and  Class A  shares,
respectively,   in  distribution   and
service fees under the Plan.
                                                                    (Continued)

PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

----------------------------------------------------------------------------------------------------------------------------------
Fund                                           Undistributed        Accumulated      Accumulated Capital   Net Tax Appreciation/
                                              Ordinary Income     Long-Term Gains           Losses             (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                       $  186,892                   -                      -                      -
Managed Fund                                     $1,688,168                   -                      -                      -
Core Advantage Fund                                       -                   -             $1,566,573               $462,083
----------------------------------------------------------------------------------------------------------------------------------

Accumulated capital losses noted below                             deferral  of  wash  sale  losses,  net
represent     net     capital     loss                             investment  losses  and  capital  loss
carry-forwards,  as of May  31,  2006,                             carry-forwards.
that may be available to offset future
realized  capital  gains  and  thereby                             -------------------------------------------------------------
reduce     future     taxable    gains                             For the  fiscal  year  ended         Distributions from
distributions.   The  following  table                             May 31, 2006
shows  the  expiration  dates  of  the                                                               Ordinary        Long-Term
carryovers.                                                        Fund                               Income       Capital Gains
                                                                   --------------------------------------------- ---------------
---------------------------------------------------                Tactical Preservation Fund           $52,010           $ -
                    May 31,   May 31,    May 31,                   Managed Fund                      $5,298,422           $ -
Fund                 2012      2013       2014                     Core Advantage Fund                  $ -               $ -
---------------------------------------------------                -------------------------------------------------------------
Tactical
Preservation Fund     $ -       $  -        $ -                    -------------------------------------------------------------
Managed Fund          $ -       $  -        $ -                    For the  fiscal  year  ended          Distributions from
Core Advantage                                                     May 31, 2005
Fund              $1,505,142    $61,431     $ -
---------------------------------------------------                                                  Ordinary        Long-Term
                                                                   Fund                               Income       Capital Gains
The aggregate cost of investments  and                             --------------------------------------------- ---------------
the    composition    of    unrealized                             Tactical Preservation Fund            $ -               $ -
appreciation   and   depreciation   of                             Managed Fund                      $3,192,615            $ -
investment   securities   for  federal                             Core Advantage Fund                   $ -               $ -
income tax purposes as of November 30,                             --------------------------------------------- ---------------
2006  are  noted   below.   Unrealized
appreciation       and      unrealized
depreciation   in  the   table   below
exclude  appreciation/depreciation  on
futures    contracts.    The   primary
difference   between   book   and  tax
appreciation/(depreciation)         of
investments    is   wash   sale   loss
deferrals.

---------------------------------------------------------------
Fund                                   Aggregate Gross
                   Federal Tax          Unrealized
                       Cost       Appreciation    Depreciation
---------------------------------------------------------------
Tactical
Preservation
Fund            $13,186,889       $761,989             $ -
Managed
Fund            $54,743,859     $3,707,481             $ -
Core Advantage
Fund            $24,973,246     $2,351,724          $2,944
---------------------------------------------------------------

The    amount   of    dividends    and
distributions   from  net   investment
income and net realized  capital gains
are  determined  in  accordance   with
federal income tax  regulations  which
may differ from accounting  principles
generally   accepted   in  the  United
States of America.  These  differences
are due to  differing  treatments  for
items  such as net  short-term  gains,
                                                                                                      (Continued)

PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Tactical Preservation Fund
                                                                                Class A         Advisor Class       Advisor Class
                                                 Investor Class Shares           Shares             Shares              Shares
 For the six month period or fiscal year      November 30,        May 31,      November 30,       November 30,         May 31,
 ended                                            2006           2006 (a)        2006 (b)            2006              2006 (a)
------------------------------------------ ----------------- -------------- ----------------- ------------------ ------------------
Transactions in Capital Shares
         Shares sold                                108,036        202,011            11,535                  -             98,712
         Reinvested distributions                         -          5,020                 -                  -                208
         Shares repurchased                       (177,789)      (947,347)             (823)           (11,829)          (123,644)
Net (Decrease) Increase in Shares                  (69,753)      (740,316)            10,712           (11,829)           (24,724)
Shares Outstanding, Beginning of  Period          1,367,907      2,108,223                 -             11,829             36,553
Shares Outstanding, End of Period                 1,298,154      1,367,907            10,712                  -             11,829
------------------------------------------ ----------------- -------------- ----------------- ------------------ ------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Managed Fund
                                                                                Class A          Advisor Class      Advisor Class
                                                Investor Class Shares           Shares             Shares             Shares
 For the six month period or fiscal year     November 30,        May 31,      November 30,       November 30,         May 31,
 ended                                           2006           2006 (a)          2006              2006              2006 (a)
------------------------------------------ ----------------- -------------- ----------------- ------------------ ------------------
Transactions in Capital Shares
         Shares sold                              1,078,529      2,028,871            60,152              1,547             86,710
         Reinvested distributions                         -        550,122                 -                  -              6,752
         Shares repurchased                     (1,738,897)    (7,559,974)          (10,122)           (66,727)          (134,995)
Net (Decrease) Increase in
Shares                                            (660,368)    (4,980,981)            50,030           (65,180)           (41,533)
Shares Outstanding, Beginning of  Period          6,433,606     11,414,587                 -             65,180            106,713
Shares Outstanding, End of Period                 5,773,238      6,433,606            50,030                  -             65,180
------------------------------------------ ----------------- -------------- ----------------- ------------------ ------------------

------------------------------------------------------------ ----------------------------------------------------------------------
                                                                            Core Advantage Fund
                                                                      Investor Class Shares                    Class A Shares
                                                              November 30,                 May 31,              November 30,
For the six month period or fiscal year ended                   2006                     2006 (a)               2006 (b)
-------------------------------------------------------- ------------------------- ------------------------- ---------------------
Transactions in Capital Shares
         Shares sold                                                    1,618,063                 1,148,128                     2
         Reinvested distributions                                               -                         -                     -
         Shares repurchased                                             (520,623)                 (889,789)                     -
Net Increase in Capital Shares                                          1,097,440                   258,339                     2
Shares Outstanding, Beginning of  Period                                1,346,391                 1,088,052                     -
Shares Outstanding, End of Period                                       2,443,831                 1,346,391                     2
-------------------------------------------------------- ------------------------- ------------------------- ---------------------
(a) Audited.
(b) For the period from September 15, 2006 (Date of Initial Public Offering) through November 30, 2006.

7.   Change in Independent  Registered    ("Deloitte") completion of the May 31,
     Public Accounting Firm               2005 audit.  At no time  preceding the
                                          engagement   of  BBD  did  the   Funds
On May 18, 2005, the Board of Trustees    consult the firm regarding  either (i)
engaged Briggs, Bunting & Dougherty, the application of accounting LLP ("BBD") as its new independent principles to a specified transaction, registered public accounting firm, either completed or proposed, or the effective upon Deloitte & Touche LLP's type of audit opinion that might be

                                                                     (Continued)

PMFM Portfolio Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

rendered on the Funds' financial FIN 48 provides guidance for how statements, or (ii) any matter that uncertain tax positions should be was either subject of a disagreement recognized, measured, presented and or a reportable event, as such terms disclosed in the financial statements. are defined in Item 304 of Regulation FIN 48 requires the evaluation of tax
S-K.                                      positions  taken  or  expected  to  be
                                          taken in the course of  preparing  the
Prior to this date, Deloitte served as Fund's tax returns to determine the independent registered public whether the tax positions are accounting firm for the Trust and "more-likely-than-not" of being issued reports on the Funds' financial sustained by the applicable tax statements as of May 31, 2005 and authority. Tax positions not deemed to 2004. Such reports did not contain an
adverse  opinion  or a  disclaimer  of    meet     the      more-likely-than-not
opinion,  nor were they  qualified  or    threshold  would be  recorded as a tax
modified  as  to  uncertainty,   audit    benefit  or  expense  in  the  current
scope, or accounting principles.          year.  Adoption  of FIN 48 is required
                                          for  fiscal  years   beginning   after
At no time preceding the removal of December 15, 2006 and is to be applied Deloitte were there any disagreements to all open tax years as of the with Deloitte on any matter of effective date. At this time,
accounting  principles  or  practices,    management    is    evaluating     the
financial statement disclosure, or implications of FIN 48. Although not auditing scope or procedure, which yet determined, management does not
disagreements,  if not resolved to the    expect  FIN  48  to  have  a  material
satisfaction  of Deloitte,  would have    impact on the financial statements.
caused  it to  make  reference  to the
subject matter of the disagreements in    9.   Commitments and Contingencies
connection with its report. At no time
preceding the removal of Deloitte did Under the Funds' organizational any of the events enumerated in documents, its officer and Trustees
paragraphs  (1)(v)(A)  through  (D) of    are   indemnified    against   certain
Item 304(a) of Regulation S-K occur.      liabilities   arising   out   of   the
                                          performance  of  their  duties  to the
8.   New Accounting Pronouncements        Funds.  In  addition,  in  the  normal
                                          course of  business,  the Funds  enter
In September 2006, the Financial into contracts with their vendors and Accounting Standards Board (FASB) others that provide for general
issued    Statement    on    Financial    indemnifications.  The Funds'  maximum
Accounting Standards (SFAS) No. 157, exposure under these arrangements is "Fair Value Measurements". This unknown as this would involve future standard establishes a single claims that may be made against the
authoritative   definition   of   fair    Funds.  The Funds  expect that risk of
value,   sets  out  a  framework   for    loss to be remote.
measuring   fair  value  and  requires
additional   disclosures   about  fair    10.  Capital Activity
value   measurements.   SFAS  No.  157
applies  to  fair  value  measurements    On   September   15,   2006  the  PMFM
already   required  or   permitted  by    Tactical Preservation  Portfolio Trust
existing standards. SFAS No. 157 is and the PMFM Managed Portfolio Trust effective for financial statements liquated the Advisor Class Shares in issued for fiscal years beginning exchange for Class A Shares. With after November 15, 2007 and interim respect to the Tactical Preservation periods within those fiscal years. The Fund, 11,532 of the Advisor Class changes to current generally accepted Shares in the amount of $115,087 were accounting principles from the exchanged for 11,532 of the Class A application of this Statement relate Shares in the amount of $115,087. With to the definition of fair value, the respect to the Managed Fund, 54,751 of methods used to measure fair value, the Advisor Class Shares in the amount and the expanded disclosures about of $517,941 were exchanged for 54,751 fair value measurements. As of of the Class A Shares in the amount of
November 30, 2006,  management  of the    $517,941.
Funds do not believe  the  adoption of
SFAS No. 157 will  impact the  amounts
reported in the financial  statements,
however, additional disclosures may be
required  about  the  inputs  used  to
develop  the   measurements   and  the
effect of certain of the  measurements
reported on the  statement  of changes
in net assets for a fiscal period.

On July 13, 2006,  FASB  released FASB
Interpretation  No. 48 "Accounting for
Uncertainty in Income Taxes" (FIN 48).

PMFM Portfolio Trust

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    necessary,   including  the  following
     Record                               material  factors:   (i)  the  nature,
                                          extent,  and  quality of the  services
A copy of the Trust's Proxy Voting and provided by the Advisor; (ii) the Disclosure Policy and the Advisor's investment performance of the Funds Proxy Voting and Disclosure Policy are and the Advisor; (iii) the costs of included as Appendix B to the Funds' the services to be provided and Statement of Additional Information profits to be realized by the Advisor and is available, without charge, upon and its affiliates from the request, by calling 1-866-383-7636. relationship with the Funds; (iv) the Information regarding how the Funds extent to which economies of scale voted proxies relating to portfolio would be realized as the Funds grow securities during the most recent and whether advisory fee levels
12-month   period  ended  June  30  is    reflect  those  economies of scale for
available (1) without charge, upon the benefit of the Funds' investors; request, by calling the Funds at the (v) the Advisor's practices regarding number above and (2) on the SEC's brokerage and portfolio transactions;
website at http://www.sec.gov.            and  (vi)  the   Advisor's   practices
                                          regarding    possible   conflicts   of
2.   Quarterly Portfolio Holdings         interest.

The Funds file their complete schedule At the meeting, the Trustees reviewed of portfolio holdings with the SEC for various informational materials the first and third quarters of each including, without limitation, a fiscal year on Form N-Q. The Funds' memorandum from the Advisor to the Forms N-Q are available on the SEC's Trustees containing information about website at http://www.sec.gov. You may the Advisor, its business, its review and make copies at the SEC's finances, its personnel, its services
Public Reference Room in Washington, to the Funds, and comparative expense D.C. You may also obtain copies after ratio information for other mutual paying a duplicating fee by writing funds with strategies similar to the the SEC's Public Reference Section, Funds; and a memorandum from Washington, D.C. 20549-0102 or by Kilpatrick Stockton LLP (counsel to
electronic          request         to    the   Funds)   that   summarized   the
publicinfo@sec.gov,  or  is  available    fiduciary duties and  responsibilities
without  charge,   upon  request,   by    of the Board of Trustees in  reviewing
calling the Fund at 1-866-383-7636. and approving the Investment Advisory Information on the operation of the Agreements, including the types of Public Reference Room may be obtained information and factors that should be
by calling the SEC at 202-942-8090.       considered   in   order   to  make  an
                                          informed decision.
3.   Approval    of    the    Advisory
     Agreement During the Period          In considering the nature, extent, and
                                          quality of the  services  provided  by
The Advisor supervises the investments the Advisor, the Trustees reviewed the of the Funds pursuant to investment responsibilities of the Advisor under advisory agreements between the Funds the Investment Advisory Agreements.
and  the  Advisor.  At  the  quarterly    The  Trustees  reviewed  the  services
meeting of the Funds' Board of being provided by the Advisor to the Trustees on November 28, 2006, the Funds including, without limitation, Trustees unanimously approved interim the quality of its investment advisory investment advisory agreements to take services since each Fund's inception
effect  when the  previous  investment    (including         research        and
advisory agreements with the Advisor recommendations with respect to terminated automatically due to an portfolio securities); its procedures
"assignment,"  as such term is defined    for       formulating       investment
in the 1940 Act, resulting from a recommendations and assuring "change of control" of the Advisor in compliance with each Fund's investment
connection  with the  purchase  by the    objectives   and   limitations;    its
Advisor's co-founder and current coordination of services for the Funds president, Timothy A. Chapman, of among the Funds' service providers; approximately 48% of the issued and and its efforts to promote the Funds, outstanding shares of the Advisor grow the Funds' assets, and assist in previously held by the Advisor's other the distribution of Fund shares. The co-founder and former president, Trustees noted that the Funds' Donald L. Beasley. The Trustees also principal executive officer and approved new investment advisory principal financial officer are agreements for the Funds that will employees of the Advisor and serve the take effect immediately upon approval Funds without additional compensation.
by the shareholders of each Fund.         The  Trustees   also  noted  that  the
                                          Funds' chief compliance  officer is an
In considering whether to approve the employee of the Advisor as well. The interim investment advisory agreements Trustees then considered the effect and the new investment advisory that the sale of Mr. Beasley's shares agreements (collectively, "Investment of the Advisor to Mr. Chapman may have Advisory Agreements"), the Trustees on the Advisor and its performance of
reviewed    and    considered     such
information as they deemed  reasonably
                                                                    (Continued)

PMFM Portfolio Trust

Additional Information (Unaudited)
________________________________________________________________________________

services to the Funds. The Trustees waivers under the Expense Limitation considered that the Advisor's Agreements in detail, including the portfolio management team, consisting nature and scope of cost allocation of Mr. Chapman, Judson P. Doherty, and for such fees. The Trustees also Gregory L. Morris, would remain the considered potential benefits for the same following the sale of Mr. Advisor in managing the Funds, Beasley's shares of the Advisor to Mr. including promotion of the Advisor's Chapman and, as a result, determined name, the ability for the Advisor to that the sale would not result in any place small accounts into the Funds, material change in the operations of and the potential for the Advisor to the Advisor and the Advisor would be generate soft dollars from certain of able to provide the same services to the Funds' trades that may benefit the the Funds as before. After reviewing Advisor's other clients as well. The the foregoing information and further Trustees then compared the fees and information in the memorandum from the expenses of each Fund (including the Advisor (e.g., descriptions of the management fee) to other funds Advisor's business, the Advisor's comparable in terms of the type of
compliance programs, and the Advisor's   fund,  the  nature  of its  investment
Form ADV), the Board of Trustees strategy, its style of investment concluded that the nature, extent, and management, and its size, among other quality of the services provided by factors. Specifically, the Trustees the Advisor were satisfactory and determined that each Fund's management
adequate for the Funds.                  fee  was  higher   than  some  of  the
                                         comparable   funds  and   lower   than
In considering the investment others, and each Fund's net expense performance of the Funds and the ratio, while higher than some of the
Advisor, the Trustees compared the comparable funds and lower than short and long-term performance of others, was higher than the industry each Fund with the performance of its average. Following this comparison and benchmark index, comparable funds with upon further consideration and similar objectives and sizes managed discussion of the foregoing, the Board by other investment advisors, and of Trustees concluded that the fees to comparable peer group indices (e.g., be paid to the Advisor by the Funds Morningstar category averages). The were fair and reasonable in relation
Trustees    also     considered    the   to  the  nature  and  quality  of  the
consistency     of    the    Advisor's   services provided by the Advisor.
management   of  each  Fund  with  its
investment objective and policies. In considering the extent to which After reviewing the short and economies of scale would be realized long-term investment performance of as the Funds grow and whether advisory the Funds, the Advisor's experience fee levels reflect those economies of managing the Funds and other advisory scale for the benefit of the Funds' accounts, the Advisor's historical investors, the Trustees considered investment performance, and other that each Fund's fee arrangements with factors, the Board of Trustees the Advisor involved both a management concluded that the investment fee and an Expense Limitation
performance   of  the  Funds  and  the   Agreement.   The  Trustees  determined
Advisor was satisfactory.                that,  while the  management fee would
                                         remain  the same at all asset  levels,
In considering the costs of the each Fund had experienced benefits services to be provided and profits to from its Expense Limitation Agreement be realized by the Advisor and its and would likely continue to affiliates from the relationship with experience such benefits until the the Funds, the Trustees considered the Funds' assets grew to levels where
Advisor's staffing, personnel, and expenses fell below the caps set by methods of operating; the education the Expense Limitation Agreements and and experience of the Advisor's the Advisor began receiving its full personnel; the Advisor's compliance fees. The Trustees noted that, policies and procedures; the financial thereafter, each Fund would likely condition of the Advisor and the level continue to benefit from economies of of commitment to the Funds and the scale under its agreements with
Advisor  by  the   principals  of  the   service   providers   other  than  the
Advisor; the asset level of each Fund; Advisor. The Trustees noted that, due the Advisor's payment of startup costs to the size of the PMFM Managed for the Funds; and the overall Portfolio Trust, the Advisor had
expenses   of  each  Fund,   including   agreed to lower the  expense cap under
certain prior fee waivers and the Fund's Expense Limitation reimbursements by the Advisor on Agreement from 2.25% (not including behalf of the Funds and the nature and certain other expenses) at its frequency of advisory fee payments. inception in June 2003 to 1.70% (not
The Trustees reviewed the financial including certain other expenses) in statements for the Advisor and April 2004. Following further discussed the financial stability and discussion of the Funds' asset levels, profitability of the firm. The expectations for growth, and fee
Trustees also considered the Advisor's levels, the Board of Trustees use of its proprietary models in determined that the Funds' fee managing the Funds. The Trustees arrangements were fair and reasonable reviewed the Funds' Expense Limitation in relation to the nature and quality
Agreements   with  the  Advisor,   and   of  the   services   provided  by  the
discussed  the  Advisor's   prior  fee   Advisor,  and that the Funds'  Expense

                                                                   (Continued)

PMFM Portfolio Trust

Additional Information (Unaudited)
________________________________________________________________________________

Limitation     Agreements     provided
potential  savings or  protection  for
the benefit of the Funds' investors.

In considering the Advisor's practices
regarding   brokerage   and  portfolio
transactions,  the  Trustees  reviewed
the    Advisor's    standards,     and
performance    in   utilizing    those
standards,  for seeking best execution
for Fund portfolio  transactions.  The
Trustees  considered  the  anticipated
portfolio turnover rate for the Funds;
the process by which  evaluations  are
made of the overall  reasonableness of
commissions paid; the method and basis
for  selecting  and   evaluating   the
broker-dealers  used; any  anticipated
allocation  of  portfolio  business to
persons  affiliated  with the Advisor;
the extent to which the Funds allocate
portfolio  business to  broker-dealers
who provide research,  statistical, or
other services (soft  dollars).  After
further  review  and  discussion,  the
Board of Trustees  determined that the
Advisor's      practices     regarding
brokerage and  portfolio  transactions
were satisfactory.

In considering the Advisor's practices
regarding  conflicts of interest,  the
Trustees  evaluated  the potential for
conflicts of interest  and  considered
such  matters  as the  experience  and
ability  of  the  advisory   personnel
assigned  to the  Funds;  the basis of
decisions  to buy or  sell  securities
for the  Funds  and/or  the  Advisor's
other   accounts;   the   method   for
bunching   of   portfolio   securities
transactions;  and the  substance  and
administration  of the Advisor's  code
of    ethics.     Following    further
consideration   and  discussion,   the
Board of Trustees  indicated  that the
Advisor's   standards   and  practices
relating  to  the  identification  and
mitigation  of possible  conflicts  of
interests were satisfactory.

Based   upon  all  of  the   foregoing
considerations, the Board of Trustees,
including  a majority  of the  Trust's
Independent  Trustees,   approved  the
Investment Advisory Agreements.

                   (This page was intentionally left blank.)

The PMFM Mutual Funds
are series of the
PMFM Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      PMFM, Inc.
116 South Franklin Street                    1061 Cliff Dawson Road
Post Office Drawer 4365                      Watkinsville, Georgia 30677-1976
Rocky Mount, North Carolina 27802-0069

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-866-ETF-PMFM, 1-866-383-7636

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             pmfmfunds.com







                                           PMFM. INC.
                                           Personal Mutual Fund Management

Item 2.  CODE OF ETHICS.


         Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.




Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM INVESTMENT TRUST


By: (Signature and Title)        /s/ Judson P. Doherty
                                 ________________________________
                                 Judson P. Doherty
                                 President and Principal Executive Officer


Date: January 25, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Judson P. Doherty
                                 ________________________________
                                 Judson P. Doherty
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: January 25, 2007





By:  (Signature and Title)       /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: January 25, 2007